Goodwill and Identifiable Intangible Assets - Summarize of Identifiable Intangible Assets with Definite and Indefinite Useful Lives (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite And Infinite Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 2,139.4	$ 2,132.6
Accumulated Amortization	(321.2)	(199.7)
Accumulated Impairment	(801.3)	(801.3)
Net Carrying Value	1,016.9	1,131.6
Customer relationships [Member]
Finite And Infinite Lived Intangible Assets [Line Items]
Gross Carrying Value	961.3	963.1
Accumulated Amortization	(171.2)	(105.7)
Accumulated Impairment	(148.9)	(148.9)
Net Carrying Value	641.2	708.5
Trademarks and trade names [Member]
Finite And Infinite Lived Intangible Assets [Line Items]
Gross Carrying Value	881.5	881.9
Accumulated Amortization	(0.1)	(0.5)
Accumulated Impairment	(630.2)	(630.2)
Net Carrying Value	251.2	251.2
Technology [Member]
Finite And Infinite Lived Intangible Assets [Line Items]
Gross Carrying Value	252.6	243.2
Accumulated Amortization	(128.0)	(78.8)
Accumulated Impairment	(22.2)	(22.2)
Net Carrying Value	102.4	142.2
Contracts [Member]
Finite And Infinite Lived Intangible Assets [Line Items]
Gross Carrying Value	44.0	44.4
Accumulated Amortization	(21.9)	(14.7)
Net Carrying Value	$ 22.1	$ 29.7